RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]

	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Salaries and bonus	$542,558	$376,386	$160,869
Compensation expense-share-based payments	$188,601	$122,999	$—
	$731,159	$499,385	$160,869